Contract costs (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contract With Customer1 [Abstract]
Contract costs
The table below provides a reconciliation of the contract costs balance.

FOR THE YEAR ENDED DECEMBER 31	NOTE	2022	2021
Opening balance, January 1		894	764
Incremental costs of obtaining a contract and contract fulfillment costs		807	635
Amortization included in operating costs		(558)	(504)
Acquisitions		—	3
Reclassified to assets held for sale	16	—	(4)
Ending balance, December 31		1,143	894